Capital Stock (Tables)	12 Months Ended
Dec. 31, 2013
Class of Stock Disclosures [Abstract]
Schedule of Board authorizations for common stock repurchases
From time to time, our Board authorizes us to repurchase our common stock. The activity under Board authorized share repurchase programs in 2013, 2012 and 2011 was as follows:

	Purchase Not to Exceed	Shares Purchased
		2013		2012		2011
(Millions)		Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
September 27, 2013	$750.0	2.3	$153.0	—	$—	—	$—
February 19, 2013	750.0	11.6	750.0	—	—	—	—
July 27, 2012	750.0	9.1	504.7	5.3	245.3	—	—
February 24, 2012	750.0	—	—	17.8	750.0	—	—
September 23, 2011	750.0	—	—	9.2	422.2	7.9	327.8
May 20, 2011	750.0	—	—	—	—	19.3	750.0
December 3, 2010	750.0	—	—	—	—	17.9	735.2
Total repurchases	N/A	23.0	$1,407.7	32.3	$1,417.5	45.1	$1,813.0

Repurchase authorization remaining at December 31,		N/A	$597.0	N/A	$504.7	N/A	$422.2

Dividends declared
In 2013 and 2012 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 24, 2012	$.175	April 12, 2012	April 27, 2012	$60.8
May 18, 2012	.175	July 12, 2012	July 27, 2012	58.5
September 28, 2012	.175	October 11, 2012	October 26, 2012	58.6
November 30, 2012	.20	January 10, 2013	January 25, 2013	65.5
February 19, 2013	.20	April 11, 2013	April 26, 2013	65.3
May 17, 2013	.20	July 11, 2013	July 26, 2013	74.4
September 27, 2013	.20	October 10, 2013	October 25, 2013	73.5
December 6, 2013	.225	January 16, 2014	January 31, 2014	81.4